ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Receivables [Abstract]
Balance at beginning of year	$ 0	$ 0
Provision for credit losses	6	0
Balance at end of period	$ 6	$ 0